CONSOLIDATED BALANCE SHEETS	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Current assets
Cash	¥ 3,809,279	$ 562,054	¥ 1,817,620
Notes receivable	6,112,960	901,960	4,660,177
Trade accounts receivable, net	39,425,911	5,817,245	38,097,626
Inventories, net	2,627,974	387,754	6,313,070
Total current assets	68,387,075	10,090,429	74,322,220
Property and equipment, net	2,767,970	408,411	2,907,762
Long-term trade accounts receivable, net	0	0	2,220,332
Total Assets	71,155,045	10,498,840	79,450,314
Current liabilities
Trade accounts payable	8,352,870	1,232,456	7,540,430
Deferred revenue	1,259,725	185,871	406,681
Accrued payroll and employees' welfare	2,014,514	297,239	381,109
Taxes payable	684,721	101,030	755,880
Total current liabilities	29,445,757	4,344,686	29,850,518
Equity
Common stock, ($ 0.0185 U.S. dollar par value, 100,000,000 shares authorized; 5,804,005 and 9,902,914 shares issued and outstanding as of June 30, 2016 and 2017, respectively)	1,261,288	186,101	741,467
Additional paid-in capital	123,436,043	18,212,837	100,612,455
Statutory reserve	4,148,929	612,169	4,148,929
Accumulated deficit	(95,352,659)	(14,069,168)	(63,907,512)
Accumulated other comprehensive loss	(249,156)	(36,762)	(219,040)
Total stockholders’ equity	33,244,445	4,905,177	41,376,299
Non-controlling interest	8,464,843	1,248,977	8,223,497
Total equity	41,709,288	6,154,154	49,599,796
Total Liabilities and Stockholders’ Equity	71,155,045	10,498,840	79,450,314
All Other [Member]
Current assets
Other receivables, net	4,106,510	605,911	22,000,112
Purchase advances, net	11,476,000	1,693,270	1,323,305
Prepaid expenses	828,441	122,235	110,310
Current liabilities
Other payables	3,651,900	538,834	4,144,326
Related Party [Member]
Current liabilities
Other payables	3,314,019	488,979	3,680,244
Short-term borrowings	¥ 10,168,008	$ 1,500,277	¥ 12,941,848